PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Cost of property and equipment held under finance lease	$ 147,072	$ 145,660
Accumulated depreciation and amortization of property and equipment held under finance lease	101,589	95,310
Depreciation and amortization expenses	$ 482,574	$ 454,194	$ 487,130